DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 69.5%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (A)	1,922	$ 273,731
Curtiss-Wright Corp.	1,234	146,352
Hexcel Corp.	2,520	141,120
Mercury Systems, Inc. (A)	1,692	119,540

		680,743

Air Freight & Logistics - 0.4%
XPO Logistics, Inc. (A)	3,080	379,764

Airlines - 0.2%
JetBlue Airways Corp. (A)	9,525	193,738

Auto Components - 1.2%
Adient PLC (A)	2,834	125,263
Dana, Inc.	4,360	106,079
Fox Factory Holding Corp. (A)	1,260	160,096
Gentex Corp.	7,344	261,960
Goodyear Tire & Rubber Co. (A)	7,032	123,552
Lear Corp.	1,649	298,881
Visteon Corp. (A)	841	102,560

		1,178,391

Automobiles - 0.4%
Harley-Davidson, Inc.	4,621	185,302
Thor Industries, Inc. (B)	1,669	224,881

		410,183

Banks - 5.2%
Associated Banc-Corp.	4,606	98,292
BancorpSouth Bank	2,906	94,387
Bank of Hawaii Corp.	1,210	108,283
Bank OZK	3,644	148,857
Cathay General Bancorp	2,253	91,877
CIT Group, Inc.	2,975	153,242
Commerce Bancshares, Inc.	3,176	243,313
Cullen / Frost Bankers, Inc.	1,694	184,240
East West Bancorp, Inc.	4,267	314,905
First Financial Bankshares, Inc.	4,287	200,332
First Horizon Corp.	16,742	283,107
FNB Corp.	9,691	123,076
Fulton Financial Corp.	4,893	83,328
Glacier Bancorp, Inc.	2,876	164,162
Hancock Whitney Corp.	2,615	109,856
Home BancShares, Inc.	4,579	123,862
International Bancshares Corp.	1,679	77,939
PacWest Bancorp	3,521	134,326
Pinnacle Financial Partners, Inc.	2,290	203,031
Prosperity Bancshares, Inc.	2,801	209,767
Signature Bank	1,720	388,892
Sterling Bancorp	5,831	134,230
Synovus Financial Corp.	4,480	204,960
TCF Financial Corp.	4,600	213,716
Texas Capital Bancshares, Inc. (A)	1,521	107,869
Trustmark Corp.	1,911	64,324
UMB Financial Corp.	1,307	120,675
Umpqua Holdings Corp.	6,643	116,585
United Bankshares, Inc.	3,887	149,961
Valley National Bancorp	12,225	167,972
Webster Financial Corp.	2,721	149,954
Wintrust Financial Corp.	1,715	129,997

		5,099,317

	Shares	Value
COMMON STOCKS (continued)
Beverages - 0.3%
Boston Beer Co., Inc., Class A (A)	277	$ 334,140

Biotechnology - 1.3%
Arrowhead Pharmaceuticals, Inc. (A)	3,128	207,418
Emergent BioSolutions, Inc. (A)	1,366	126,915
Exelixis, Inc. (A)	9,404	212,436
Halozyme Therapeutics, Inc. (A) (B)	3,833	159,798
Ligand Pharmaceuticals, Inc. (A)	501	76,377
Neurocrine Biosciences, Inc. (A)	2,833	275,509
United Therapeutics Corp. (A)	1,343	224,644

		1,283,097

Building Products - 1.4%
Builders FirstSource, Inc. (A)	6,222	288,514
Lennox International, Inc.	1,035	322,496
Owens Corning	3,163	291,281
Simpson Manufacturing Co., Inc.	1,306	135,471
Trex Co., Inc. (A)	3,490	319,474

		1,357,236

Capital Markets - 1.6%
Affiliated Managers Group, Inc.	1,285	191,504
Evercore, Inc., Class A	1,267	166,915
FactSet Research Systems, Inc.	1,145	353,335
Federated Hermes, Inc.	2,836	88,767
Interactive Brokers Group, Inc., Class A	2,435	177,852
Janus Henderson Group PLC	5,143	160,204
SEI Investments Co.	3,590	218,739
Stifel Financial Corp.	3,164	202,686

		1,560,002

Chemicals - 1.9%
Ashland Global Holdings, Inc.	1,646	146,115
Avient Corp.	2,752	130,087
Cabot Corp.	1,706	89,463
Chemours Co.	4,978	138,936
Ingevity Corp. (A)	1,222	92,298
Minerals Technologies, Inc.	1,020	76,826
NewMarket Corp.	221	84,015
Olin Corp.	4,304	163,423
RPM International, Inc.	3,921	360,144
Scotts Miracle-Gro Co.	1,226	300,333
Sensient Technologies Corp.	1,279	99,762
Valvoline, Inc.	5,468	142,551

		1,823,953

Commercial Services & Supplies - 1.3%
Brink’s Co.	1,492	118,211
Clean Harbors, Inc. (A)	1,519	127,687
Healthcare Services Group, Inc.	2,252	63,124
Herman Miller, Inc.	1,778	73,165
IAA, Inc. (A)	4,055	223,593
KAR Auction Services, Inc.	3,909	58,635
MSA Safety, Inc.	1,096	164,422
Stericycle, Inc. (A)	2,761	186,395
Tetra Tech, Inc.	1,634	221,766

		1,236,998

Communications Equipment - 0.6%
Ciena Corp. (A)	4,677	255,926
Lumentum Holdings, Inc. (A) (B)	2,282	208,461

Transamerica ETF Trust	Page 1

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
NetScout Systems, Inc. (A)	2,213	$ 62,318
ViaSat, Inc. (A)	1,962	94,313

		621,018

Construction & Engineering - 1.0%
AECOM (A)	4,452	285,418
Dycom Industries, Inc. (A)	923	85,701
EMCOR Group, Inc.	1,652	185,288
Fluor Corp.	3,776	87,188
MasTec, Inc. (A)	1,700	159,290
Valmont Industries, Inc.	639	151,871

		954,756

Construction Materials - 0.2%
Eagle Materials, Inc.	1,264	169,894

Consumer Finance - 0.5%
FirstCash, Inc.	1,237	81,234
LendingTree, Inc. (A) (B)	328	69,864
Navient Corp.	5,539	79,263
PROG Holdings, Inc.	2,041	88,355
SLM Corp.	10,102	181,533

		500,249

Containers & Packaging - 0.6%
AptarGroup, Inc.	1,964	278,240
Greif, Inc., Class A	799	45,543
Silgan Holdings, Inc.	2,355	98,981
Sonoco Products Co.	3,028	191,672

		614,436

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (A)	1,512	59,785
Graham Holdings Co., Class B	122	68,618
Grand Canyon Education, Inc. (A)	1,413	151,332
H&R Block, Inc.	5,528	120,510
Service Corp. International	5,107	260,712
Strategic Education, Inc.	736	67,646
WW International, Inc. (A)	1,435	44,887

		773,490

Diversified Financial Services - 0.2%
Jefferies Financial Group, Inc.	6,103	183,700

Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc. (A)	3,562	146,933

Electric Utilities - 0.7%
ALLETE, Inc.	1,567	105,287
Hawaiian Electric Industries, Inc.	3,291	146,219
IDACORP, Inc.	1,521	152,054
OGE Energy Corp.	6,029	195,099
PNM Resources, Inc.	2,587	126,892

		725,551

Electrical Equipment - 1.2%
Acuity Brands, Inc.	1,086	179,190
EnerSys	1,287	116,860
Hubbell, Inc.	1,637	305,939
nVent Electric PLC	5,069	141,476
Regal Beloit Corp.	1,224	174,640
Sunrun, Inc. (A) (B)	4,824	291,755

		1,209,860

Electronic Equipment, Instruments & Components - 2.3%
Arrow Electronics, Inc. (A)	2,249	249,234

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc.	2,998	$ 124,447
Belden, Inc.	1,346	59,722
Cognex Corp.	5,306	440,345
Coherent, Inc. (A)	737	186,380
II-VI, Inc. (A) (B)	3,158	215,912
Jabil, Inc.	4,082	212,917
Littelfuse, Inc.	740	195,686
National Instruments Corp.	3,967	171,315
SYNNEX Corp.	1,244	142,861
Vishay Intertechnology, Inc.	3,998	96,272
Vontier Corp. (A)	5,080	153,772

		2,248,863

Energy Equipment & Services - 0.1%
ChampionX Corp. (A)	5,619	122,101

Entertainment - 0.1%
Cinemark Holdings, Inc. (B)	3,253	66,394
World Wrestling Entertainment, Inc., Class A	1,409	76,452

		142,846

Equity Real Estate Investment Trusts - 6.0%
American Campus Communities, Inc.	4,149	179,112
Apartment Income Corp., REIT	4,487	191,864
Brixmor Property Group, Inc.	8,945	180,957
Camden Property Trust	2,941	323,245
CoreSite Realty Corp.	1,289	154,487
Corporate Office Properties Trust	3,381	89,022
Cousins Properties, Inc.	4,478	158,297
CyrusOne, Inc.	3,631	245,891
Douglas Emmett, Inc.	4,971	156,089
EastGroup Properties, Inc.	1,195	171,220
EPR Properties	2,254	105,014
First Industrial Realty Trust, Inc.	3,892	178,215
Healthcare Realty Trust, Inc.	4,212	127,708
Highwoods Properties, Inc.	3,132	134,488
Hudson Pacific Properties, Inc.	4,550	123,442
JBG SMITH Properties	3,332	105,924
Kilroy Realty Corp.	3,192	209,491
Lamar Advertising Co., Class A	2,607	244,849
Life Storage, Inc.	2,274	195,450
Macerich Co.	3,499	40,938
Medical Properties Trust, Inc.	17,482	372,017
National Retail Properties, Inc.	5,283	232,822
Omega Healthcare Investors, Inc.	6,986	255,897
Park Hotels & Resorts, Inc.	7,125	153,758
Pebblebrook Hotel Trust	3,958	96,140
Physicians Realty Trust	6,347	112,152
PotlatchDeltic Corp.	2,017	106,740
PS Business Parks, Inc.	605	93,521
Rayonier, Inc.	4,154	133,967
Rexford Industrial Realty, Inc.	3,961	199,634
Sabra Health Care, Inc.	6,351	110,253
Service Properties Trust	4,968	58,921
SL Green Realty Corp.	2,090	146,279
Spirit Realty Capital, Inc.	3,462	147,135
STORE Capital Corp.	7,230	242,205
Urban Edge Properties	3,315	54,764
Weingarten Realty Investors	3,619	97,387

		5,929,295

Food & Staples Retailing - 0.6%
BJ’s Wholesale Club Holdings, Inc. (A)	4,138	185,631
Casey’s General Stores, Inc.	1,114	240,836

Transamerica ETF Trust	Page 2

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Grocery Outlet Holding Corp. (A)	2,613	$ 96,393
Sprouts Farmers Market, Inc. (A)	3,555	94,634

		617,494

Food Products - 1.3%
Darling Ingredients, Inc. (A)	4,901	360,616
Flowers Foods, Inc.	5,934	141,229
Hain Celestial Group, Inc. (A)	2,469	107,649
Ingredion, Inc.	2,023	181,908
Lancaster Colony Corp.	590	103,462
Pilgrim’s Pride Corp. (A)	1,468	34,924
Post Holdings, Inc. (A)	1,804	190,719
Sanderson Farms, Inc.	599	93,312
Tootsie Roll Industries, Inc. (B)	537	17,806
TreeHouse Foods, Inc. (A)	1,685	88,024

		1,319,649

Gas Utilities - 0.9%
National Fuel Gas Co.	2,748	137,372
New Jersey Resources Corp.	2,901	115,663
ONE Gas, Inc.	1,605	123,440
Southwest Gas Holdings, Inc.	1,725	118,525
Spire, Inc.	1,557	115,047
UGI Corp.	6,286	257,789

		867,836

Health Care Equipment & Supplies - 2.3%
Avanos Medical, Inc. (A)	1,446	63,248
Cantel Medical Corp. (A)	1,134	90,539
Globus Medical, Inc., Class A (A)	2,329	143,629
Haemonetics Corp. (A)	1,532	170,067
Hill-Rom Holdings, Inc.	2,000	220,960
ICU Medical, Inc. (A)	593	121,826
Integra LifeSciences Holdings Corp. (A)	2,136	147,576
LivaNova PLC (A)	1,467	108,162
Masimo Corp. (A)	1,533	352,069
Neogen Corp. (A)	1,605	142,669
NuVasive, Inc. (A)	1,549	101,552
Penumbra, Inc. (A)	1,022	276,533
Quidel Corp. (A)	1,161	148,527
STAAR Surgical Co. (A) (B)	1,403	147,890

		2,235,247

Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc. (A)	2,684	153,364
Amedisys, Inc. (A)	990	262,142
Chemed Corp.	483	222,093
Encompass Health Corp.	2,992	245,045
HealthEquity, Inc. (A)	2,499	169,932
LHC Group, Inc. (A)	952	182,032
Molina Healthcare, Inc. (A)	1,748	408,612
Patterson Cos., Inc.	2,621	83,741
Tenet Healthcare Corp. (A)	3,201	166,452

		1,893,413

Hotels, Restaurants & Leisure - 2.0%
Boyd Gaming Corp. (A)	2,428	143,155
Choice Hotels International, Inc.	870	93,342
Churchill Downs, Inc.	1,044	237,426
Cracker Barrel Old Country Store, Inc.	715	123,609
Jack in the Box, Inc.	688	75,529
Marriott Vacations Worldwide Corp.	1,242	216,332
Papa John’s International, Inc.	992	87,931
Scientific Games Corp., Class A (A)	1,696	65,330
Six Flags Entertainment Corp.	2,285	106,184

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	1,972	$ 189,194
Travel & Leisure Co.	2,590	158,404
Wendy’s Co.	5,397	109,343
Wingstop, Inc.	895	113,817
Wyndham Hotels & Resorts, Inc.	2,808	195,942

		1,915,538

Household Durables - 1.1%
Helen of Troy, Ltd. (A)	735	154,835
KB Home	2,681	124,747
Taylor Morrison Home Corp. (A)	3,883	119,635
Tempur Sealy International, Inc.	5,756	210,439
Toll Brothers, Inc.	3,377	191,577
TopBuild Corp. (A)	995	208,383
Tri Pointe Homes, Inc. (A)	3,593	73,154

		1,082,770

Household Products - 0.1%
Energizer Holdings, Inc.	1,752	83,150

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	1,606	264,315

Insurance - 2.9%
Alleghany Corp. (A)	422	264,294
American Financial Group, Inc.	2,109	240,637
Brighthouse Financial, Inc. (A)	2,634	116,554
Brown & Brown, Inc.	7,057	322,575
CNO Financial Group, Inc.	4,058	98,569
First American Financial Corp.	3,311	187,568
Genworth Financial, Inc., Class A (A)	15,252	50,637
Hanover Insurance Group, Inc.	1,097	142,018
Kemper Corp.	1,854	147,801
Kinsale Capital Group, Inc.	645	106,296
Mercury General Corp.	801	48,709
Old Republic International Corp.	8,526	186,208
Primerica, Inc.	1,186	175,315
Reinsurance Group of America, Inc.	2,049	258,276
RenaissanceRe Holdings, Ltd.	1,529	245,022
RLI Corp.	1,198	133,661
Selective Insurance Group, Inc.	1,805	130,935

		2,855,075

Interactive Media & Services - 0.2%
TripAdvisor, Inc. (A) (B)	2,906	156,314
Yelp, Inc. (A)	2,123	82,797

		239,111

Internet & Direct Marketing Retail - 0.2%
GrubHub, Inc. (A)	2,811	168,660

IT Services - 1.2%
Alliance Data Systems Corp.	1,498	167,911
Concentrix Corp. (A)	1,253	187,599
LiveRamp Holdings, Inc. (A)	2,017	104,642
MAXIMUS, Inc.	1,852	164,902
Perspecta, Inc.	4,127	119,889
Sabre Corp. (B)	9,564	141,643
WEX, Inc. (A)	1,332	278,681

		1,165,267

Leisure Products - 0.8%
Brunswick Corp.	2,344	223,547
Mattel, Inc. (A)	10,494	209,040

Transamerica ETF Trust	Page 3

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Leisure Products (continued)
Polaris, Inc.	1,756	$ 234,426
YETI Holdings, Inc. (A)	2,260	163,195

		830,208

Life Sciences Tools & Services - 1.8%
Bio-Techne Corp.	1,169	446,476
Charles River Laboratories International, Inc. (A)	1,500	434,745
Medpace Holdings, Inc. (A)	829	135,998
PRA Health Sciences, Inc. (A)	1,945	298,227
Repligen Corp. (A)	1,535	298,419
Syneos Health, Inc. (A)	2,491	188,942

		1,802,807

Machinery - 3.7%
AGCO Corp.	1,859	267,045
Colfax Corp. (A)	3,476	152,284
Crane Co.	1,490	139,926
Donaldson Co., Inc.	3,801	221,066
Flowserve Corp.	3,927	152,407
Graco, Inc.	5,087	364,331
ITT, Inc.	2,607	237,002
Kennametal, Inc.	2,518	100,645
Lincoln Electric Holdings, Inc.	1,798	221,046
Middleby Corp. (A)	1,677	277,963
Nordson Corp.	1,629	323,650
Oshkosh Corp.	2,061	244,558
Terex Corp.	2,092	96,378
Timken Co.	2,054	166,723
Toro Co.	3,244	334,586
Trinity Industries, Inc.	2,475	70,513
Woodward, Inc.	1,767	213,153

		3,583,276

Marine - 0.1%
Kirby Corp. (A)	1,811	109,167

Media - 0.7%
Cable One, Inc.	164	299,851
John Wiley & Sons, Inc., Class A	1,312	71,110
New York Times Co., Class A	4,370	221,209
TEGNA, Inc.	6,621	124,674

		716,844

Metals & Mining - 1.6%
Cleveland-Cliffs, Inc.	13,834	278,202
Commercial Metals Co.	3,619	111,610
Compass Minerals International, Inc.	1,024	64,225
Reliance Steel & Aluminum Co.	1,917	291,940
Royal Gold, Inc.	1,977	212,765
Steel Dynamics, Inc.	6,042	306,692
U.S. Steel Corp.	7,911	207,031
Worthington Industries, Inc.	1,038	69,639

		1,542,104

Multi-Utilities - 0.4%
Black Hills Corp.	1,893	126,396
MDU Resources Group, Inc.	6,044	191,051
NorthWestern Corp.	1,526	99,495

		416,942

Multiline Retail - 0.6%
Kohl’s Corp.	4,752	283,267

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail (continued)
Nordstrom, Inc.	3,282	$ 124,289
Ollie’s Bargain Outlet Holdings, Inc. (A) (B)	1,715	149,205

		556,761

Oil, Gas & Consumable Fuels - 0.8%
Antero Midstream Corp. (B)	8,625	77,884
Cimarex Energy Co.	3,099	184,050
CNX Resources Corp. (A)	6,622	97,343
EQT Corp.	8,405	156,165
Equitrans Midstream Corp.	12,294	100,319
Murphy Oil Corp. (B)	4,352	71,416
World Fuel Services Corp.	1,903	66,986

		754,163

Paper & Forest Products - 0.2%
Domtar Corp.	1,660	61,337
Louisiana-Pacific Corp.	3,210	178,027

		239,364

Personal Products - 0.2%
Coty, Inc., Class A	8,551	77,045
Nu Skin Enterprises, Inc., Class A	1,532	81,027

		158,072

Pharmaceuticals - 0.4%
Jazz Pharmaceuticals PLC (A)	1,698	279,100
Nektar Therapeutics (A) (B)	5,491	109,820

		388,920

Professional Services - 1.3%
ASGN, Inc. (A)	1,597	152,418
CACI International, Inc., Class A (A)	760	187,462
CoreLogic, Inc.	2,205	174,746
FTI Consulting, Inc. (A)	1,032	144,593
Insperity, Inc.	1,071	89,686
KBR, Inc.	4,245	162,966
ManpowerGroup, Inc.	1,658	163,976
Science Applications International Corp. (B)	1,755	146,700

		1,222,547

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc. (A)	1,541	275,901

Road & Rail - 0.7%
Avis Budget Group, Inc. (A)	1,558	113,017
Knight-Swift Transportation Holdings, Inc.	3,695	177,693
Landstar System, Inc.	1,157	190,974
Ryder System, Inc.	1,618	122,402
Werner Enterprises, Inc.	1,722	81,227

		685,313

Semiconductors & Semiconductor Equipment - 2.7%
Amkor Technology, Inc.	3,227	76,512
Brooks Automation, Inc.	2,237	182,651
Cirrus Logic, Inc. (A)	1,750	148,383
CMC Materials, Inc.	879	155,398
Cree, Inc. (A) (B)	3,473	375,535
First Solar, Inc. (A)	2,555	223,052
MKS Instruments, Inc.	1,664	308,539
Semtech Corp. (A)	1,959	135,171
Silicon Laboratories, Inc. (A)	1,324	186,777
SolarEdge Technologies, Inc. (A)	1,555	446,969
Synaptics, Inc. (A)	1,053	142,597
Universal Display Corp.	1,292	305,907

		2,687,491

Transamerica ETF Trust	Page 4

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 2.8%
ACI Worldwide, Inc. (A)	3,531	$ 134,354
Blackbaud, Inc.	1,458	103,635
CDK Global, Inc.	3,670	198,400
Ceridian HCM Holding, Inc. (A)	3,947	332,614
CommVault Systems, Inc. (A)	1,417	91,396
Fair Isaac Corp. (A)	881	428,210
InterDigital, Inc.	929	58,945
j2 Global, Inc. (A)	1,280	153,421
Manhattan Associates, Inc. (A)	1,923	225,722
Paylocity Holding Corp. (A)	1,131	203,388
PTC, Inc. (A)	3,169	436,213
Qualys, Inc. (A)	1,016	106,456
SailPoint Technologies Holdings, Inc. (A)	2,756	139,564
Teradata Corp. (A)	3,285	126,604

		2,738,922

Specialty Retail - 2.2%
American Eagle Outfitters, Inc.	4,508	131,814
AutoNation, Inc. (A)	1,661	154,839
Dick’s Sporting Goods, Inc. (B)	1,981	150,853
Five Below, Inc. (A)	1,684	321,290
Foot Locker, Inc.	3,141	176,681
Lithia Motors, Inc., Class A	803	313,242
Murphy USA, Inc.	764	110,444
RH (A)	492	293,527
Urban Outfitters, Inc. (A)	2,063	76,723
Williams-Sonoma, Inc.	2,308	413,594

		2,143,007

Technology Hardware, Storage & Peripherals - 0.3%
NCR Corp. (A)	3,921	148,802
Xerox Holdings Corp.	5,030	122,078

		270,880

Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings, Ltd. (A)	4,553	232,203
Carter’s, Inc.	1,328	118,099
Columbia Sportswear Co.	920	97,180
Deckers Outdoor Corp. (A)	849	280,526
Skechers USA, Inc., Class A (A)	4,121	171,887

		899,895

Thrifts & Mortgage Finance - 0.6%
Essent Group, Ltd.	3,401	161,513
MGIC Investment Corp.	10,205	141,339
New York Community Bancorp, Inc.	14,037	177,147
Washington Federal, Inc.	2,236	68,869

		548,868

Trading Companies & Distributors - 0.6%
GATX Corp. (B)	1,058	98,119
MSC Industrial Direct Co., Inc., Class A	1,408	126,987
Univar Solutions, Inc. (A)	5,105	109,962
Watsco, Inc.	991	258,403

		593,471

Water Utilities - 0.3%
Essential Utilities, Inc.	6,731	301,212

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	3,002	$ 68,926

Total Common Stocks (Cost $52,075,915)		68,123,140

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 30.3%
U.S. Cash Management Bill 0.01% (C), 06/29/2021	$ 29,763,000	29,761,896

Total Short-Term U.S. Government Obligation (Cost $29,762,448)		29,761,896

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.2%
Money Market Fund - 0.2%
State Street Institutional Treasury Money Market Fund, 0.01% (C)	154,442	154,442

Total Short-Term Investment Company (Cost $154,442)		154,442

OTHER INVESTMENT COMPANY - 0.0% (D)
Securities Lending Collateral - 0.0% (D)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (C)	18,266	18,266

Total Other Investment Company (Cost $18,266)		18,266

Total Investments (Cost $82,011,071)		98,057,744
Net Other Assets (Liabilities) - 0.0% (D)		18,762

Net Assets - 100.0%		$ 98,076,506

Transamerica ETF Trust	Page 5

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P Midcap 400® E-Mini Index	1	06/18/2021	$261,621	$260,530	$—	$(1,091)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$68,123,140	$—	$—	$68,123,140
Short-Term U.S. Government Obligation	—	29,761,896	—	29,761,896
Short-Term Investment Company	154,442	—	—	154,442
Other Investment Company	18,266	—	—	18,266

Total Investments	$68,295,848	$29,761,896	$—	$98,057,744

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(1,091)	$—	$—	$(1,091)

Total Other Financial Instruments	$(1,091)	$—	$—	$(1,091)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,903,377, collateralized by cash collateral of $18,266 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,928,400. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2021.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica ETF Trust	Page 6

DeltaShares® S&P 400 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Page 7